Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
Segment and Geographic Information
The Company’s business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2014, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•
Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments
Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items and other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.
Net Sales(1):

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins	$3,277	$3,126	$3,022
Forest Products Resins	1,860	1,764	1,734
Total	$5,137	$4,890	$4,756

Segment EBITDA:

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins(2)	$272	$258	$337
Forest Products Resins(3)	251	231	201
Corporate and Other	(73)	(67)	(48)
Total	$450	$422	$490

 Depreciation and Amortization Expense:

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins	$101	$105	$109
Forest Products Resins	36	37	38
Corporate and Other	7	6	6
Total	$144	$148	$153
Total Assets:

	As of December 31,
	2014	2013
Epoxy, Phenolic and Coating Resins	$1,529	$1,546
Forest Products Resins	857	818
Corporate and Other	286	510
Total	$2,672	$2,874

Capital Expenditures(4):

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins	$94	$86	$89
Forest Products Resins	85	52	41
Corporate and Other	4	7	3
Total	$183	$145	$133

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $19, $16 and $18 for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1 for each of the years ended December 31, 2014, 2013 and 2012.

(4)	Includes capitalized interest costs that are incurred during the construction of property and equipment.
Reconciliation of Segment EBITDA to Net (Loss) Income:

	Year Ended December 31,
	2014	2013	2012
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$272	$258	$337
Forest Products Resins	251	231	201
Corporate and Other	(73)	(67)	(48)
Total	$450	$422	$490

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	$(5)	$(181)	$(23)
Business realignment costs	(47)	(21)	(35)
Integration costs	—	(10)	(12)
Realized and unrealized foreign currency losses	(32)	(2)	(3)
Other	(36)	(35)	(39)
Total adjustments	(120)	(249)	(112)
Loss on extinguishment of debt	—	(6)	—
Interest expense, net	(308)	(303)	(263)
Income tax (expense) benefit	(26)	(349)	384
Depreciation and amortization	(144)	(148)	(153)
Net (loss) income attributable to Hexion Inc.	(148)	(633)	346
Net loss attributable to noncontrolling interest	—	(1)	—
Net (loss) income	$(148)	$(634)	$346

Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash items and other income and expenses. For 2014, these items primarily included expenses from retention programs, partially offset by gains on the disposal of assets. For 2013, these items primarily included expenses from retention programs, stock-based compensation expense, and transaction costs. For 2012, these items primarily included a charge related to the resolution of a pricing dispute with an unconsolidated joint venture, losses on the disposal of assets and other transaction costs, partially offset by insurance recoveries related to the terminated Huntsman merger.
Business realignment costs for 2014 primarily included expenses from the Company’s newly implemented restructuring and cost optimization programs, as well as costs for environmental remediation at certain formerly owned locations. Business realignment costs for 2013 primarily included expenses from minor headcount reduction programs and costs for environmental remediation at certain formerly owned locations. Business realignment costs for 2012 primarily included expenses from the Company’s restructuring and cost optimization programs. Integration costs related primarily to the prior integration of Hexion and MPM.
Geographic Information
Net Sales(1):

	Year Ended December 31,
	2014	2013	2012
United States	$2,189	$2,109	$2,005
Netherlands	856	887	902
Germany	282	280	298
Canada	429	357	336
Other international	1,381	1,257	1,215
Total	$5,137	$4,890	$4,756

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets:

	As of December 31,
	2014	2013
United States	$653	$590
Netherlands	155	184
Germany	103	109
Other international	344	358
Total	$1,255	$1,241